Other Accrued Liabilities - Schedule of Sales Returns Liability Account (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Balance at beginning of year		$ 4,179	[1]	$ 7,651
Additions that reduce net sales		8,427		18,905
Deductions from reserves		(10,631)		(22,377)
Balance at end of period	[1]	$ 1,975		$ 4,179

[1]	The activity in the sales returns liability account was as follows: